Basis of Preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Basis of preparation [Abstract]
Basis of preparation

2. Basis of preparation

Statement of compliance

These condensed consolidated interim financial statements as of September 30, 2018 and December 31, 2017 and for the three and nine months ended September 30, 2018 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2017.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Group believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2017 was derived from the audited consolidated financial statements.

The interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on November 13, 2018.

Functional and reporting currency

These interim condensed consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional currency (“functional currency”) and the Group’s reporting currency.

Considering reorganization/Merger

The Merger is not a business combination and is accounted for as a reorganization. Therefore, the condensed consolidated interim financial statements of the Company are a continuation of the financial information of Auris OldCo except that the condensed consolidated interim financial statements reflect a reclassification between share capital and share premium in order to reflect the share capital of Auris NewCo. For the periods prior to the Merger, in calculating loss per share, the weighted average number of shares outstanding is calculated based on the number of weighted average shares issued by Auris OldCo, adjusted for the reverse stock split ratio of 10-for-1.

Related Party Transaction

On February 9, 2018, Thomas Meyer, our Chief Executive Officer, entered into a share transfer agreement with the Company to facilitate the rounding up of fractional shares resulting from the exchange ratio used in the Merger. Pursuant to the terms of the share transfer agreement, Mr. Meyer committed to transfer, at no consideration, a common share to any shareholder entitled to a fraction of a common share as part of the Merger. Pursuant to the share transfer agreement, neither the Company nor Mr. Meyer received any compensation for this arrangement. Any expenses incurred by Mr. Meyer in connection with the transfers under such agreement were borne by the Company.

Significant accounting policies

The accounting policies applied by the Group in these condensed consolidated interim financial statements are the same as those applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2017 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Group

The Group has not early adopted any standard, interpretation or amendment that was issued, but is not yet effective.

A number of new standards, amendments to standards and interpretations are effective for the Group’s 2018 reporting year. The application of these new standards, amendments to standards and interpretations does not have material impact on the financial statements of the Group.

Asset Purchase

On April 24, 2018, one of our subsidiaries entered into an agreement to purchase patents related to compositions for weight management and methods of reducing weight gain associated with olanzapine treatment.

2. Basis of preparation

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

These consolidated financial statements were approved by the Board of Directors of the Company on March 20, 2018.

Basis of measurement

The consolidated financial statements are prepared on the historical cost basis, except for the revaluation to fair value of certain financial liabilities. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services. The principal accounting policies adopted are set out below.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Functional and reporting currency

These consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional (“functional currency”) and the Group’s reporting currency.

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions of accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are described below.

Income taxes

As disclosed in Note 20 the Group has significant tax losses in Switzerland. These tax losses represent potential value to the Group to the extent that the Group is able to create taxable profits in Switzerland prior to expiry of such losses. Tax losses may be used within 7 years from the year the losses arose.

The Group also has tax losses in the United States which may be used within 20 years of the end of the year in which losses arose, or for a shorter time period in accordance with prevailing state law.

Other than a tax asset in the amount of CHF 217,720, the Group has not recorded any deferred tax assets in relation to these tax losses. The key factors which have influenced management in arriving at this evaluation are the fact that the business is still in a development phase and the Group has not yet a history of making profits. Should management’s assessment of the likelihood of future taxable profits change, a deferred tax asset will be recorded. Income tax gain reflects the reassessment of deferred tax assets and liabilities booked in the 2017 fiscal year.

Development expenditures

The project stage forms the basis for the decision as to whether costs incurred for the Group’s development projects can be capitalized. Generally clinical development expenditures are not capitalized until the Group obtains regulatory approval (i.e. approval to commercially use the product), as this is considered to be essentially the first point in time where it becomes probable that future revenues can be generated. Given the current stage of the Group’s development projects, no development expenditures have yet been capitalized. The Group has capitalized certain milestone payments with regard to license payments.

As of each reporting date, the Group estimates the level of service performed by the vendors and the associated costs incurred for the services performed. As part of the process of preparing the Group’s financial statements, the Group is required to estimate its accrued expenses. This process involves reviewing contracts, identifying services that have been performed on the Group’s behalf and estimating the level of service performed and the associated cost incurred for the service when it has not yet been invoiced or otherwise notified of the actual cost.

Employee benefits

The Group maintains a pension plan for all employees in Switzerland through payments to a legally independent collective foundation. This pension plan qualifies under IFRS as defined benefit pension plan.

The Group’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounting that amount and deducting the fair value of any plan assets. The Company makes relevant actuarial assumptions with regard to the discount rate, future salary increases and life expectancy.